Morgan, Lewis & Bockius LLP                                    MORGAN LEWIS
1111 Pennsylvania Avenue, NW                                   COUNSELORS AT LAW
Washington, DC  20004
Tel.  202.739.3000
Fax: 202.739.3001
www.morganlewis.com



March 1, 2010




VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


Re: The Advisors' Inner Circle Fund: Post-Effective Amendment No. 120 (File Nos. 033-42484 and 811-06400)
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Ladies and Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund (the "Trust"), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the under Investment Company Act of 1940, as amended, Post-Effective Amendment No. 120 ("PEA No. 120") to the Trust's Registration Statement on Form N-1A, together with all exhibits thereto. The purpose of PEA No. 120 is to comply with the requirements of the new Form N1-A.

Please contact me at 202.739.5945 with your questions or comments.

Sincerely,

/s/ ABIGAIL BERTUMEN
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Abigail Bertumen